Inventory (Notes)	12 Months Ended
Dec. 31, 2017
Disclosure of inventories [Abstract]
Inventory
Inventory
Inventory held in the normal course of business, which includes coal, emission credits, parts and materials, and natural gas, is valued at the lower of cost and net realizable value. Inventory held for Energy Marketing, which includes natural gas and emission credits and allowances, is valued at fair value less costs to sell.
The components of inventory are as follows:

As at Dec. 31	2017	2016
Parts and materials	118	110
Coal	58	65
Deferred stripping costs	11	12
Natural gas	9	17
Purchased emission credits	23	9
Total	219	213

The change in inventory is as follows:

Balance, Dec. 31, 2015	219
Net use	(12)
Writedowns	(9)
Reversal of writedowns	13
Change in foreign exchange rates	2
Balance, Dec. 31, 2016	213
Net addition	11
Change in foreign exchange rates	(5)
Balance, Dec. 31, 2017	219

No inventory is pledged as security for liabilities.